Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2022
Accounting Policies [Abstract]
Schedule of property and straight-line method over their estimated useful lives
Useful life
Office real estate	48 years
Furniture and equipment	3 – 6 years
Production and other machineries	5 – 10 years

Schedule of disaggregates revenue
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
OEM/ODM	175,215	195,995	273,979
In-house brands	17,873	6,157	1,529
Face mask	-	44,747	-
Total	193,088	246,899	275,508

Schedule of basic net loss per share
	Year ended March 31,
	2020	2021	2022
	RMB	RMB	RMB
Numerator:
Net loss attributable to UTime Limited, basic and diluted	(21,701)	(16,627)	(38,833)
Denominator:
Weighted average shares outstanding, basic and diluted	4,507,223	4,517,793	8,164,771
Net loss attributable to UTime Limited per ordinary share:
Basic and diluted	(4.81)	(3.68)	(4.76)